Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2015	Mar. 31, 2016	Sep. 30, 2025	Sep. 30, 2016	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2025
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000	$ 102,445		$ 105,193	$ 102,896	$ 105,269	$ 104,134	$ 103,989	$ 108,800	$ 114,696	$ 118,520	$ 122,707	$ 119,361	$ 121,608	$ 114,405	$ 103,854	$ 108,933	$ 104,523	$ 110,783	$ 116,615	$ 116,189	$ 119,978
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,244		10,519	10,290	10,527	10,413	10,399	10,880	11,470	11,852	12,271	11,936	12,161	11,441	10,385	10,893	10,452	11,078	11,662	11,619	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	102,445		105,193	102,896	105,269	104,134	103,989	108,800	114,696	118,520	122,707	119,361	121,608	114,405	103,854	108,933	104,523	110,783	116,615	116,189	119,978
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,244		10,519	10,290	10,527	10,413	10,399	10,880	11,470	11,852	12,271	11,936	12,161	11,441	10,385	10,893	10,452	11,078	11,662	11,619	11,998
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofAML Non-Financial Developed HY Constrained Index
Accumulated Value	100,000	101,750		112,171	116,200	123,193	123,639	125,772	127,616	131,279	116,304	135,072	145,322	149,616	142,382	123,103	135,970	138,363	150,538	160,923	161,703	173,992
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Accumulated Value	100,000	99,338		105,347	109,015	110,994	114,071	117,186	117,867	120,836	106,658	121,844	128,810	132,151	132,960	128,685	135,782	144,736	152,623	158,706	163,332	169,953
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofAML Non-Financial Developed HY Constrained Index
Accumulated Value	10,000	10,175		11,217	11,620	12,319	12,364	12,577	12,762	13,128	11,630	13,507	14,532	14,962	14,238	12,310	13,597	13,836	15,054	16,092	16,170	17,399
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Accumulated Value	$ 10,000	$ 9,934		$ 10,535	$ 10,901	$ 11,099	$ 11,407	$ 11,719	$ 11,787	$ 12,084	$ 10,666	$ 12,184	$ 12,881	$ 13,215	$ 13,296	$ 12,869	$ 13,578	$ 14,474	$ 15,262	$ 15,871	$ 16,333	$ 16,995